DEBT - Loan Facilities Additional Information (Details)	1 Months Ended							11 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($) vessel	May 31, 2019 USD ($) vessel loan_facility	Feb. 28, 2019 USD ($) vessel	May 31, 2018 USD ($) vessel	Jan. 31, 2016 USD ($)	Dec. 31, 2015	Jun. 30, 2014 USD ($) vessel tranch	Nov. 30, 2015	Dec. 31, 2019 USD ($) tranch vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Sep. 30, 2015	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Number of vessels financed | vessel		14
Loan repayments		$ 222,100,000							$ 621,235,000	$ 176,293,000
Loan drawdowns									9,000,000	0
Long term debt									$ 1,113,870,000	$ 1,349,042,000	$ 1,244,459,000
Number of vessels serving as security | vessel									67	67
Term Loan Facility $93.75 Million [Member]
Debt Instrument [Line Items]
Principal amount		$ 93,750,000							$ 93,750,000
Loan repayments									3,300,000
Tenor term | vessel		5
Adjusted profile term		19 years
Balloon payment		$ 62,500,000
Term loan facility, amount available, undrawn									0
Term Loan Facility $93.75 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate		2.15%
Term Loan Facility $131.79 Million [Member]
Debt Instrument [Line Items]
Principal amount		$ 131,790,000							131,790,000
Loan repayments									5,900,000
Tenor term | vessel		5
Adjusted profile term		19 years
Balloon payment		$ 75,600,000
Term loan facility, amount available, undrawn									0
Term Loan Facility $131.79 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate		2.10%
Term Loan Facilities Of 93.75 Million And 131.79 Million [Member]
Debt Instrument [Line Items]
Number of facilities | loan_facility		2
Non-Recourse Loan Facilities Of $102.7 Million, $73.4 Million And $80.2 Million [Member]
Debt Instrument [Line Items]
Number of facilities | loan_facility		3
Term Loan Facility Of $102.7 Million [Member]
Debt Instrument [Line Items]
Principal amount		$ 102,700,000							102,700,000
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Principal amount		73,400,000							73,400,000
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Principal amount		$ 80,200,000							80,200,000
Term Loan Facility $155.3 Million [Member]
Debt Instrument [Line Items]
Principal amount	$ 155,300,000								155,300,000
Loan repayments									0
Balloon payment	$ 93,800,000
Term loan facility, amount available, undrawn									0
Term Loan Facility $155.3 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate	2.10%
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Principal amount	$ 284,000,000.0								284,000,000.0
Number of vessels financed | vessel	15
Loan repayments	$ 155,400,000
Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Principal amount				$ 120,000,000.0					120,000,000.0
Number of vessels financed | vessel				10
Loan repayments									8,100,000	$ 4,100,000
Variable interest rate				2.25%
Balloon payment				$ 65,100,000
Term loan facility, amount available, undrawn									0
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Principal amount				34,000,000.0
Loan repayments				58,300,000
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Principal amount				82,500,000
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Principal amount				$ 65,500,000						$ 65,500,000
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Principal amount			$ 420,000,000				$ 420,000,000.0		$ 420,000,000.0
Number of vessels financed | vessel			11				14		14	14
Loan repayments									$ 20,600,000	$ 20,600,000
Variable interest rate			2.50%				2.50%
Term loan facility, amount available, undrawn									24,000,000.0
Number of tranches, value 1 | tranch							14
Debt instrument, value per tranche, value 1							$ 30,000,000.0
Payment terms							20 years
Periodic payments					$ 5,200,000
Debt refinance extension term			3 years
Scrubber installation finance cost			$ 3,000,000
Scrubber installation repayment period			3 years
Long term debt									320,200,000	331,800,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount									$ 425,000,000.0				$ 425,000,000.0
Number of vessels financed | vessel									14
Loan repayments									$ 24,700,000	23,700,000
Variable interest rate						2.20%		2.00%
Term loan facility, amount available, undrawn									$ 0
Number of tranches, value 1 | tranch									12
Debt instrument, value per tranche, value 1									$ 30,000,000.0
Long term debt									$ 322,500,000	$ 347,200,000
Number of tranches, value 2 | tranch									2
Debt instrument, value per tranche, value 2									$ 32,500,000
Minimum value covenant						70.00%						55.00%
Quarterly repayment to principal borrowed ratio						1.5625%		1.25%
Term Loan Facility of $425 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									14	14